Income taxes - Movement of the valuation allowance (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Income taxes
Balance at the beginning of the year	¥ 14,010,030	$ 2,198,479	¥ 4,854,955
Addition	99,384,200	15,595,550	9,155,075
Balance at the end of the year	113,394,230	17,794,029	14,010,030	$ 2,198,479
Operating loss carryforwards	43,644,917		214,313,889		$ 6,848,840
Operating loss carry forwards from subsidiaries	921,429,605		207,062,455		32,492,618
Tax benefit on operating loss carry forwards	25,408,164		200,303,859		3,987,095
Tax benefits utilised amount	196,077,136		¥ 0		30,768,781
Deferred tax expense	¥ 103,563,700	$ 16,251,404
Withholding tax rate on dividends (as a percent)	10.00%	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%	10.00%
Cumulative profits	¥ 2,265,192,430				355,458,122
Unrecognized deferred tax liabilities	226,519,243				$ 35,545,812
Tax effects of distribution of VIE's earnings	¥ 0		¥ 0
Subsidiaries and VIEs and subsidiaries of the VIEs
Income taxes
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	50.00%	50.00%